Fair Value Measurements	5 Months Ended	9 Months Ended
	Dec. 31, 2020	Sep. 30, 2021
Fair Value Measurements [Line Items]
Fair Value Measurements
Note 9 — Fair Value Measurements
The following table presents information about the Company’s assets and liabilities that are measured at fair value on a recurring basis as of September 30, 2021 and indicates the fair value hierarchy of the valuation techniques that the Company utilized to determine such fair value.

Description	Level	September 30, 2021
Assets:
Investments held in Trust Account	1	$253,082,163
Liabilities:
Warrant Liability — Public Warrants	1	$16,023,333
Warrant Liability — Private Placement Warrants	2	$8,866,667

Description	Level	December 31, 2020
Assets:
Investments held in Trust Account	1	$253,018,241
Liabilities:
Warrant Liability — Public Warrants	3	$13,156,000
Warrant Liability — Private Placement Warrants	3	$7,280,001
The fair value of the Public Warrants issued in connection with the Public Offering have initially been estimated using a binomial lattice model in a risk-neutral framework. The fair value of the Private Placement Warrants have initially been estimated using a Black-Scholes option pricing model. The estimated fair value of the Public Warrants and Private Placement Warrants was determined using Level 3 inputs. Inherent in a binomial lattice model or Black-Scholes option pricing model are assumptions related to expected stock-price volatility, expected life, risk-free interest rate and dividend yield. The Company estimates the volatility of its common stock warrants based on implied volatility from the Company’s traded warrants and from historical volatility of select peer company’s common stock that matches the expected remaining life of the warrants. The risk-free interest rate is based on the U.S. Treasury zero-coupon
yield curve on the grant date for a maturity similar to the expected remaining life of the warrants. The expected life of the warrants is assumed to be equivalent to their remaining contractual term. The dividend rate is based on the historical rate, which the Company anticipates remaining at zero. The fair value of the Public Warrants and the Private Placement Warrants were subsequently estimated using the market value of the Public Warrants when they were separately listed and traded due to the use of an observable market quote for a similar asset in an active market.
The following table provides quantitative information regarding the fair value hierarchy of the valuation inputs at their measurement dates:

December 31, 2020
Exercise price	$11.50
Stock price	$10.33
Term (in years)	5.5
Volatility	25%
Risk-free interest rate	0.4%
Dividend yield	0.0%
Probability of completing a Business Combination	80.0%
Discount for lack of marketability	0.4%

The change in the fair value of the Level 3 derivative warrant liabilities, for the nine months ended September 30, 2021 is summarized as follows:

	Private Placement	Public	Warrant Liabilities
Fair value as of December 31, 2020	$7,280,001	$13,156,000	$20,436,001
Change in valuation inputs or other assumptions	(606,667)	(1,096,333)	(1,703,000)
Transfer to Level 1	—	(12,059,667)	(12,059,667)
Transfer to Level 2	(6,673,334)	—	(6,673,334)
Fair value as of September 30, 2021	$—	$—	$—
Transfers to/from Levels 1, 2 and 3 are recognized at the end of the reporting period in which a change in valuation technique or methodology occurs. The estimated fair value of the Public Warrants transferred from a Level 3 measurement to a Level 1 fair value measurement during the nine months ended September 30, 2021 was $12,059,667. The estimated fair value of the Private Placement Warrants transferred from a Level 3 measurement to a Level 2 fair value measurement during the nine months ended September 30, 2021 was $6,673,334.

LIVE OAK ACQUISITION CORP. I I [Member]
Fair Value Measurements [Line Items]
Fair Value Measurements
NOTE 11. FAIR VALUE MEASUREMENTS
The fair value of the Company’s financial assets and liabilities reflects management’s estimate of amounts that the Company would have received in connection with the sale of the assets or paid in connection with the transfer of the liabilities in an orderly transaction between market participants at the measurement date. In connection with measuring the fair value of its assets and liabilities, the Company seeks to maximize the use of observable inputs (market data obtained from independent sources) and to minimize the use of unobservable inputs (internal assumptions about how market participants would price assets and liabilities). The following fair value hierarchy is used to classify assets and liabilities based on the observable inputs and unobservable inputs used in order to value the assets and liabilities:

Level 1:
Quoted prices in active markets for identical assets or liabilities. An active market for an asset or liability is a market in which transactions for the asset or liability occur with sufficient frequency and volume to provide pricing information on an ongoing basis.

Level 2:
Observable inputs other than Level 1 inputs. Examples of Level 2 inputs include quoted prices in active markets for similar assets or liabilities and quoted prices for identical assets or liabilities in markets that are not active.

Level 3:	Unobservable inputs based on an assessment of the assumptions that market participants would use in pricing the asset or liability.
At December 31, 2020, assets held in the Trust Account were comprised of $923 in cash and $253,017,318 in U.S. Treasury securities. During the period from August 12, 2020 (inception) through December 31, 2020, the Company did not withdraw any interest income from the Trust Account.
The following table presents information about the gross holding gains and fair value of held-to-maturity
securities at December 31, 2020:

Held-To-Maturity	Amortized Cost	Gross Holding Loss	Fair Value
U.S. Treasury Securities (Mature on 5/11/2021)	$253,017,318	$(15,710)	$253,001,608
The following table presents information about the Company’s financial assets and liabilities that are measured at fair value on a recurring basis as of December 31, 2020 by level within the fair value hierarchy:

	Level	December 31, 2020
Assets:
Cash and marketable securities held in Trust Account	1	$253,001,608
Liabilities:
Warrant Liabilities — Public Warrants	3	$13,156,000
Warrant Liabilities — Private Placement Warrants	3	$7,280,001
The Warrants were accounted for as liabilities in accordance with ASC
815-40
and are presented within warrant liabilities in the accompanying balance sheet. The warrant liabilities are measured at fair value at issuance and on a recurring basis, with changes in fair value presented within change in fair value of warrant liabilities in the statement of operations.
Transfers to/from Levels 1, 2, and 3 are recognized at the end of the reporting period. There were no transfers in or out of Level 3 from other levels in the fair value hierarchy.
The fair value of the Public Warrants issued in connection with the Public Offering were measured at fair value using a binomial/lattice model that assumes optimal exercise of the Company’s redemption option, including the make whole table, at the earliest possible date. We measured the Private Placement Warrants at fair value using a Block-Scholes Option Pricing Model. The subsequent measurements of the Public Warrants after the detachment of the Public Warrants from the Units will be classified as Level 1 due to the use of an observable market quote in an active market. For periods subsequent to the detachment of the Public Warrants from the Units, the close price of the Public Warrant price will be used as the fair value as of each relevant date.
The following table provides quantitative information regarding Level 3 fair value measurements inputs at their measurement dates for both the Public and Private Placement Warrants on December 7, 2020 and December 31, 2020:

	December 7, 2020	December 31, 2020
Stock Price	$9.77	$10.33
Exercise Price	$11.50	$11.50
Volatility	25%	25%
Expected life of the options to convert (in years)	5.5	5.5
Risk-free rate	0.5%	0.4%
Dividend yield	0.0%	0.0%
The change in the fair value of the derivative warrant liabilities for the period from August 12, 2020 (inception) through December 31, 2020 is summarized as follows:

	Private Placement	Public	Warrant Liabilities
Fair value as of August 12, 2020 (inception)	$—	$—	$—
Initial measurement on December 7, 2020 (including over-allotment)	6,206,667	11,216,333	17,423,000
Change in fair value	1,073,334	1,939,667	3,013,001

Fair value as of December 31, 2020	$7,280,001	$13,156,000	$20,436,001